Shareholders' equity - Broker warrants - outstanding (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2018	Dec. 31, 2019	Dec. 31, 2018
Number
Broker warrants outstanding at the beginning		710,278	501,871
Broker warrants outstanding at the end		171,590	710,278
Dollars
Broker warrants outstanding at the beginning		$ 683	$ 483
Broker warrants outstanding at the end	$ 387	$ 166	$ 683
2018 Offering
Number
Issued			402,851
Exercised		(231,261)
Dollars
Issued in connection with the Offering			$ 387
Exercised		$ (222)
Broker warrants outstanding at the end	$ 387
Shares issued from treasury		231,261
Conversion of warrants to shares (per warrant)	1
Price per share	$ 3.42
Warrants term	18 months
2017 Offering
Number
Exercised		(304,145)	(194,444)
Expired		(3,282)
Dollars
Exercised		$ (292)	$ (187)
Expired		$ (3)
Shares issued from treasury		304,145	194,444
Conversion of warrants to shares (per warrant)		1
Price per share		$ 1.37
Warrants term		18 months